Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net loss for the period	$ (96,204)	$ (176,551)
Adjustments for:
Income tax recovery	(9,405)	0
Interest and fee income	(15,637)	(14,517)
Change in fair value of biological assets	(892)	7,936
Share-based compensation	20,037	15,400
Depreciation and amortization	56,711	64,946
Loss on disposition of assets	370	353
Inventory impairment and obsolescence	3,707	30,644
Finance costs, net	7,161	11,362
Change in estimate of fair value of derivative warrants	(4,374)	(6,602)
Unrealized foreign exchange loss	108	(13)
Transaction costs	164	1,221
Bargain purchase gain	(5,456)	0
Asset impairment, net	17,317	54,967
Share of loss (profit) of equity-accounted investees	65,459	(6,758)
Realized loss on settlement of marketable securities	0	138,874
Unrealized loss (gain) on marketable securities	86	(129,616)
Proceeds from settlement of marketable securities	0	6,704
Income distributions from equity-accounted investees	10,715	0
Interest received	12,494	13,563
Change in non-cash working capital	(7,447)	(32,875)
Net cash provided by (used in) operating activities from continuing operations	54,914	(20,962)
Net cash provided by operating activities from discontinued operations	0	4,314
Net cash provided by (used in) operating activities	54,914	(16,648)
Investing activities
Additions to property, plant and equipment	(8,615)	(7,845)
Additions to intangible assets	(2,404)	(87)
Changes to investments	(22,617)	(732)
Capital refunds (contributions) to equity-accounted investees	168	(25,089)
Capital distributions from equity-accounted investees	89,758	0
Proceeds from disposal of property, plant and equipment	734	1,213
Acquisitions, net of cash acquired	(39,644)	3,695
Change in non-cash working capital	383	4,028
Net cash provided by (used in) investing activities	17,763	(24,817)
Financing activities
Change in restricted cash	76	(553)
Payments on lease liabilities, net	(36,952)	(41,013)
Repurchase of common shares	(13,219)	(1,536)
Proceeds from issuance of shares, net of costs	(59)	0
Issuance of common shares by subsidiaries	174	0
Distributions declared by subsidiaries	0	(20)
Change in non-cash working capital	621	42
Net cash used in financing activities	(49,359)	(43,080)
Change in cash and cash equivalents	23,318	(84,545)
Cash and cash equivalents, beginning of period	195,041	279,586
Cash and cash equivalents, end of period	$ 218,359	$ 195,041